Income Taxes - Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Deferred lease liabilities	$ 138	$ 189
Capitalized R&D expense	2,562	766
Fixed assets and intangibles	3,113	3,614
Reserves and other accruals	4,873	178
Loss carry-forwards and other tax attributes	15,682	1,663
Total Deferred Tax Assets	26,368	6,410
Less: Valuation allowance	(11,664)	(5,910)
Net Deferred Tax Assets	14,704	500
Deferred Tax Liabilities:
Amortization	(38,443)	(323)
Investment in Partnerships	(3,505)	0
Right of use assets	(109)	(177)
Total Deferred Tax Liabilities	(42,057)	(500)
Net Deferred Tax Liabilities	$ (27,353)	$ 0